EQUITY METHOD INVESTMENTS (Summarized Financial Information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 1,111,136		¥ 1,194,856		$ 170,779
Non-current assets	2,354,254		2,033,747		361,843
Current liabilities	1,108,171		951,059		170,321
Non-current liabilities	1,342,301		1,045,774		206,311
Noncontrolling interests	80,869		65,592		12,429
Total revenues	330,977	$ 50,870	455,042	¥ 616,485
Gross profit	97,998	15,063	168,499	263,149
Net income	(285,684)		(265,084)	(79,279)
Net income (loss) attributable to the investees	(284,320)	(43,699)	(261,867)	(78,304)
Guofu Huimei [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	1,201,344		0		184,643
Non-current assets	930,412		0		143,002
Current liabilities	1,170,841		0		179,955
Non-current liabilities	0		0		0
Noncontrolling interests	0		0		0
Total revenues	0	0	0	0
Gross profit	0	0	0	0
Net income	53,261	8,186	0	0
Net income (loss) attributable to the investees	13,896	2,136	0	0
All Equity Investees [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	1,490,408		139,963		229,072
Non-current assets	2,184,471		379,408		335,747
Current liabilities	1,382,880		171,317		212,545
Non-current liabilities	561,201		550,344		$ 86,255
Total revenues	277,192	42,604	247,327	286,021
Gross profit	63,998	9,836	56,074	101,820
Net income	14,631	2,249	18,379	58,373
Net income (loss) attributable to the investees	¥ 1,454	$ 223	¥ 616	¥ (5,572)